Note 11 - Investment in Joint Venture and Other Investment (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Investment Income [Table Text Block]
In USD	Other Investment
Balance, December 31, 2015	7,396,738
Total gain for period included in Investment income	1,024,715
Balance, September 30,2016	8,421,453